Leases - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance lease cost:
Amortization of ROU assets	$ 39,044	$ 15,406
Interest on finance lease liabilities	17,537	18,265
Total finance lease cost	56,581	33,671
Operating lease expense	30,549	28,876
Total lease costs	87,130	62,547
Operating lease expense		200
Cost of goods sold
Finance lease cost:
Amortization of ROU assets	10,200	10,600
Operating expenses
Finance lease cost:
Amortization of ROU assets	$ 28,800	$ 4,800